FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Exchange rate risk management (Details) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Cerrado Project Investments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon	36 months
Maximum investment | $	$ 1,000,000
Currency Risk | Selling transactions in the futures markets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon		24 months
Currency Risk | USD
Assets and liabilities exposed to foreign currency
Assets		R$ 23,556,423	R$ 21,878,548
Liabilities		(69,998,528)	(74,213,667)
Net liability exposure		(46,442,105)	(52,335,119)
Currency Risk | USD | Trade accounts payable
Assets and liabilities exposed to foreign currency
Liabilities		(2,030,806)	(605,557)
Currency Risk | USD | Loans and financing
Assets and liabilities exposed to foreign currency
Liabilities		(61,216,140)	(65,972,300)
Currency Risk | USD | Liabilities for asset acquisition and associates
Assets and liabilities exposed to foreign currency
Liabilities		(2,053,259)	(273,179)
Currency Risk | USD | Derivative financial instruments
Assets and liabilities exposed to foreign currency
Liabilities		(4,698,323)	(7,362,631)
Currency Risk | USD | Cash and cash equivalents
Assets and liabilities exposed to foreign currency
Assets		8,039,218	13,411,978
Currency Risk | USD | Marketable securities
Assets and liabilities exposed to foreign currency
Assets		4,510,652	2,394,667
Currency Risk | USD | Trade accounts receivable
Assets and liabilities exposed to foreign currency
Assets		7,612,768	5,043,453
Currency Risk | USD | Derivative financial instruments
Assets and liabilities exposed to foreign currency
Assets		R$ 3,393,785	R$ 1,028,450